CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenue from rendering of services, related party transactions		$ 5,590,000	$ 6,462,000
Depreciation and amortization expense, production		4,339,000	4,281,000
Depreciation and amortization expense, non-production		11,789,000	6,637,000
Shared-based compensation expense, production		5,666,000	917,000
Shared-based compensation expense, non-production		8,798,000	2,703,000
Allowance for impairment of tax credits, net of recoveries	[1]	1,586,000	0
Impairment loss recognised in profit or loss (note 4.12)		4,708,000	0
Increase (decrease) in contingent consideration asset (liability)		6,735,000	418,000
Gain on remeasurement of valuation of call and put option over non-controlling interest (note 27.10.2)		$ 1,727,000	2,981,000
Difier S.A.
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction			$ 225,000

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).